Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property and Equipment

	2011	2012
	RMB	RMB
Land and building	193,767	289,536
Leasehold improvements	11,462	14,075
Electronic equipment	84,074	94,530
Furniture and fixtures	10,148	10,305
Motor vehicles	4,088	7,067
Other assets	11,317	11,378
Less: Accumulated depreciation	(122,736)	(146,234)

Net book value	192,120	280,657